Income Taxes (Summary Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Previously securitized loans	$ 4,703	$ 5,166
Allowance for loan losses	7,413	7,566
Deferred compensation payable	3,966	3,774
Underfunded pension liability	3,113	1,675
Accrued expenses	2,451	2,830
Impaired assets	1,172	1,028
Impaired security losses	8,377	9,519
Unrealized securities losses	0	1,230
Intangible assets	4,946	8,081
Other	3,292	3,109
Total Deferred Tax Assets	39,433	43,978
Unrealized securities gains	741	0
Other	1,926	1,813
Total Deferred Tax Liabilities	2,667	1,813
Net Deferred Tax Assets	$ 36,766	$ 42,165